REGULATORY FRAMEWORK - Other Details (Details) $ in Millions			12 Months Ended
	Aug. 08, 2017	Jan. 06, 2002 $ / $	Dec. 31, 2017 ARS ($)
Regulatory framework
Net receivable			$ 33
Receivable corresponding to IDC included in other receivable			23
Regulatory liability provisions offset with receivables			$ 56
Exchange rate | $ / $		1
Concession period, notified	15 days
Period within which the Fixed Interest Access Service is to be offered			60 days
Period within which the company shall report about the Retail Internet Access Service			60 days
3G/4G licenses
Regulatory framework
Period within which the spectrum should be returned			2 years
Period in advance within which the proposal should be filed with ENACOM			1 year